SCHEDULE OF WARRANTS ACTIVITY (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, outstanding, beginning balance	7,450,840	3,450,840
Weighted average exercise price, beginning balance	$ 0.74	$ 1.01
Weighted average life (years), outstanding	3 years 14 days	3 years 8 months 15 days	3 years 8 months 8 days
Number of shares, granted	2,000,000	4,000,000
Weighted average exercise price, granted	$ 0.50	$ 0.50
Weighted average life (years), granted	5 years	5 years
Number of shares, exercised
Weighted average exercise price, exercised
Number of shares, expired
Weighted average exercise price, expired
Number of shares, outstanding, ending balance	9,450,840	7,450,840	3,450,840
Weighted average exercise price, ending balance	$ 0.69	$ 0.74	$ 1.01
Number of shares, exercisable	9,450,840
Weighted average exercise price, exercisable	$ 0.69
Weighted average life (years), exercisable	3 years 14 days